NET LOSS PER SHARE OF COMMON STOCK	9 Months Ended
Sep. 30, 2021
ENERGY VAULT HOLDINGS, INC
NET LOSS PER SHARE OF COMMON STOCK

10. NET LOSS PER SHARE OF COMMON STOCK

The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders:

	Nine Months Ended September 30,
	2021	2020
Net loss	$(18,589,282)	$(13,627,831)
Weighted-average shares outstanding - Basic and Diluted	1,785,436	1,283,342
Net loss per share - Basic and Diluted	$(10.41)	$(10.62)

There is no common stock and convertible preferred stock that were dilutive for the nine months ended September 30, 2021 and 2020. Due to net losses for the nine months ended September 30, 2021 and 2020, basic and diluted net loss per common share were the same, as the effect of potentially dilutive securities would have been anti-dilutive. The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	Nine Months Ended September 30,
	2021	2020
Stock options	177,000	85,000
Convertible preferred stock	12,658,312	8,338,666
Unvested Common Stock	99,610	729,743
Total	12,934,922	9,153,409